Movity, Inc. Acquisition - Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
Cash	$ 904
Property and equipment	13
Current liabilities	(744)
Notes payable	(110)
Goodwill	2,155
Total purchase consideration	$ 2,218